Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 11,075	¥ 12,077	¥ 12,122
Addition- charged to income	3,574	1,460	2,180
Deduction bad debts written off	(1,787)	(1,824)	(1,745)
Translation adjustments and other	516	(638)	(480)
Balance at end of period	13,378	11,075	12,077
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,325	2,878	6,276
Addition- charged to income	1,436	398	55
Deduction bad debts written off	(1,523)	(978)	(1,343)
Translation adjustments and other	443	27	(2,110)
Balance at end of period	¥ 2,681	¥ 2,325	¥ 2,878